Cover page Cover page	Mar. 25, 2021
Cover page. [Abstract]
Written Communications	false
Entity Address, Address Line One	358 South Main Street
Entity Tax Identification Number	13-3757370
Entity Central Index Key	0000920148
Document Period End Date	Mar. 25, 2021
Entity Registrant Name	LABORATORY CORPORATION OF AMERICA HOLDINGS
City Area Code	336
Local Phone Number	229-1127
Title of 12(b) Security	Common Stock , $0.10 par value
Trading Symbol	LH
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	1-11353
Entity Address, City or Town	Burlington,
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27215
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Document Type	8-K/A